Deferred Revenue	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Deferred Revenue [Abstract]
DEFERRED REVENUE

NOTE 12 – DEFERRED REVENUE

Contract liabilities (deferred revenue) consist of advance billings and billing in excess of revenues recognized. Deferred revenue also includes the amount for which services have been rendered but other conditions of revenue recognition are not met, for example, where the Company does not have an enforceable contract.

The revenues attributable to the warranty is recognized over the period to which it relates. During the three and nine months ended September 30, 2025, the Company sold 28 and 55 surgical robotic systems, respectively. The revenues attributable to warranty for the agreed warranty period in respect of each of the sales contract is deferred for recognition over the period to which it relates.

In case of systems sold on a deferred payment basis, the present value of the invoiced system sales, realizable over the deferred payment period, is recognized as system sales. The difference between the invoiced amount and its present value is adjusted (reduced) in the accounts receivable balance. This difference is recorded as interest income under other income, with a corresponding impact on accounts receivable over the collection period of contract. The Company recorded $290,753 and $249,946 as interest income on account of deferred financing component during the nine months ended September 30, 2025 and September 30, 2024, respectively.

	September 30, 2025	December 31, 2024

Deferred revenue- beginning of period	6,452,555	1,095,480
Additions	4,195,775	5,685,704
Net changes in liability for pre-existing contracts	10,648,330	6,781,184
Revenue recognized for system sales	409,422	177,518
Revenue recognized for instrument sales	887,997	-
Revenue recognized for warranty sales	560,262	151,111
Deferred revenue- end of period	8,790,649	6,452,555

Deferred revenue expected to be recognized in:
One year or less	2,512,990	1,278,602
More than one year	6,277,659	5,173,953
	8,790,649	6,452,555

For the three months ended September 30, 2025 and 2024:

The following table disaggregates our revenue by major source as of:

	September 30, 2025	September 30, 2024
System sales	11,705,375	3,969,805
Instruments sale	854,440	337,580
Warranty sale	244,399	58,547
Lease income	25,135	20,584
Total revenue	12,829,349	4,386,516

Revenues for three months ended September 30, 2025 and 2024 by geographic region (determined based upon customer domicile), were as follows:

	September 30, 2025	September 30, 2024
India	12,043,038	3,784,127
Iraq	770,593	-
UAE	8,252	-
Nepal	7,335	-
Indonesia	131	602,389
	12,829,349	4,386,516

For the nine months ended September 30, 2025 and 2024:

The following table disaggregates our revenue by major source as of:

	September 30, 2025	September 30, 2024
System sales	24,988,895	11,722,762
Instruments sale	2,339,478	660,216
Warranty sale	560,262	96,749
Lease income	61,629	53,608
Total revenue	27,950,264	12,533,335

Revenues for nine months ended September 30, 2025 and 2024 by geographic region (determined based upon customer domicile), were as follows:

	September 30, 2025	September 30, 2024
India	23,796,743	11,422,881
Philippines	1,409,925	-
Indonesia	1,020,967	602,389
South America	917,721	-
Iraq	770,593	-
UAE	22,833	-
Nepal	11,482	508,065
	27,950,264	12,533,335

NOTE 13 – DEFERRED REVENUE

Contract liabilities (deferred revenue) consist of advance billings and billing in excess of revenues recognized. Deferred revenue also includes the amount for which services have been rendered but other conditions of revenue recognition are not met, for example, where the Company does not have an enforceable contract.

The revenue attributable to the warranty is recognized over the period to which it relates. During the year ended December 31, 2024, Company had sold 36 surgical robotic systems. The revenues attributable to warranty for the agreed warranty period in respect of each of the sales contract is deferred for recognition over the period to which it relates.

In case of systems sold on a deferred payment basis, the present value of the invoiced system sales, realizable over the deferred payment period, is recognized as system sales. The difference between the invoiced amount and its present value is adjusted (reduced) in the accounts receivable balance. This difference is recorded as interest income under other income, with a corresponding impact on accounts receivable over the collection period of contract. The Company recorded $335,222 and $151,497 as interest income on account of deferred financing component during the years ended December 31, 2024, and 2023 respectively.

	For year ended	For year ended
	December 31, 2024	December 31, 2023
Deferred revenue— beginning of period	1,095,480	43,917
Additions	5,685,704	1,053,329
Net changes in liability for pre-existing contracts	6,781,184	1,097,246
Revenue recognized for warranty sales	177,518	1,766
Revenue recognized for instrument sales	151,111	-
Deferred revenue— end of period	6,452,555	1,095,480

	As of December 31, 2024	As of December 31, 2023
Deferred revenue expected to be recognized in:
One year or less	1,278,602	156,330
More than One year	5,173,953	939,150
	6,452,555	1,095,480

The following table disaggregates our revenue by major source:

	Year ended December 31, 2024	Year ended December 31, 2023
System Sales	19,457,767	5,225,777
Instruments Sale	942,548	647,766
Warranty Sales	177,518	1,771
Lease income	71,695	-
Total revenue	20,649,528	5,875,314

Revenues for each of the two years in the period ended December 31, 2024 and 2023 by geographic region (determined based upon customer domicile), were as follows:

	Year ended December 31, 2024	Year ended December 31, 2023
India	19,083,703	5,362,814
Nepal	501,719	-
UAE	-	512,500
Indonesia	595,903	-
South America	468,203	-
	20,649,528	5,875,314